Income Taxes - Summary of Provision for Income Taxes (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Federal
Foreign					128
State and local
Current expense					128
Federal
Foreign					21
State and local
Deferred (benefit)					21
Income tax expense	$ 41	$ 44	$ 87	$ 122	$ 149